Related Party Transactions and Balances (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions and Balances
Schedule of significant related party transactions

	For the Year Ended December 31,
	2017	2018	2019
	RMB in thousands
Purchases of goods and services	3,741	162,992	87,597
Transfer of long-term investments *	12,750	3,250	539,646

*
In June 2019, to focus the Company’s efforts and resources on its core businesses, the Company transferred several equity investments of the Group to an investment fund. The Group contributed a total of RMB220.0 million cash into this fund as a limited partner, which is accounted for as an equity method investment. The cost of the equity investments transferred was RMB465.8 million. The consideration was RMB539.6 million, which was based on the estimated fair value of the investments. The difference between the consideration and cost of the investments was recognized as investment income. As of December 31, 2019, the consideration receivable was RMB143.7 million. The transactions in 2017 and 2018 referred to the investments transferred to an entity controlled by the Group’s major shareholders.

Schedule of significant related party balances
The Group had the following significant related party balances as of December 31, 2018 and 2019 respectively:

	December 31, 2018	December 31, 2019
	RMB in thousands
Amount due from related parties
Due from an investment fund	—	170,535
Due from other related parties	—	24,755

Total	—	195,290

Amount due to related parties
Due to Chaodian	50,331	—

Total	50,331	—